BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current assets:
Cash	$ 5,021	$ 4,391
Prepaids and other assets	482,500	482,500
Total current assets	487,521	486,891
Property and equipment	450,000	450,000
Mining claims	57,532	57,532
Total Assets	995,053	994,423
Current liabilities:
Accounts payable	109,763	110,565
Accrued interest	99,449	75,681
Due to related parties	68,937	55,654
Accrued compensation	497,542	346,060
Notes payable, net of discount of $29,161 and $0, respectively	318,690	202,051
Convertible notes payable, net of discount of $4,061 and $105,354, respectively	391,880	396,652
Derivative liability	1,109,784	1,010,145
Total current liabilities	2,596,045	2,196,808
Total Liabilities	2,596,045	2,196,808
COMMITMENTS AND CONTINGENCIES (see footnotes)
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value, 500,000,000 shares authorized, 471,086,221 and 227,097,537 shares issued and outstanding, respectively	471,086	227,098
Additional paid-in capital	24,334,451	24,171,513
Common stock to be issued	81,495	0
Preferred stock to be issued	80,000	0
Stock subscription receivable	(56,250)	(56,250)
Accumulated deficit	(26,514,657)	(25,547,794)
Total stockholders’ (deficit) equity	(1,600,992)	(1,202,385)
Total liabilities and stockholders’ deficit	995,053	994,423
Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	1,883	1,883
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	$ 0	$ 165